Fair Value Measurements (Financial Instruments' Carrying Amounts and Fair Values) (Detail) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	$ 41,920	$ 39,680
Supplemental credit facility borrowings		900	450
Junior subordinated notes	[1]	1,387	1,387
Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1],[2]	39,771	36,426
Supplemental credit facility borrowings	[2]	900	450
Junior subordinated notes	[1],[2]	1,350	1,340
Virginia Electric and Power Company | Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1]	16,400	15,616
Virginia Electric and Power Company | Estimate of Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	[1],[2]	$ 15,314	$ 14,067

[1]	Carrying amount includes current portions included in securities due within one year and amounts which represent the unamortized debt issuance costs and discount or premium. Additionally, the Dominion Energy carrying amount includes portions classified as held for sale and presented in current liabilities held for sale and noncurrent liabilities held for sale.
[2]	Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issuances with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.